Inventories (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Inventories [Abstract]
Lubricants	$ 7,438	$ 6,853
Bunkers	6,809	7,515
Total	$ 14,247	$ 14,368